MANAGER, FOUNDER AND INVESTMENT ADVISER
     AQUILA MANAGEMENT CORPORATION
     380 Madison Avenue, Suite 2300
     New York, New York 10017

BOARD OF TRUSTEES
    Lacy B. Herrmann, Chairman
    Gary C. Cornia
    William L. Ensign
    Diana P. Herrmann
    Anne J. Mills

OFFICERS
    Diana P. Herrmann, President
    Jerry G. McGrew, Senior Vice President
    Kimball L. Young, Senior Vice President
        and Co-Portfolio Manager
    Thomas S. Albright, Vice President
        and Co-Portfolio Manager
    M. Kayleen Willis, Assistant Vice President
    Rose F. Marotta, Chief Financial Officer
    Joseph P. DiMaggio, Treasurer
    Edward M.W. Hines, Secretary

DISTRIBUTOR
    AQUILA DISTRIBUTORS, INC.
    380 Madison Avenue, Suite 2300
    New York, New York 10017

CUSTODIAN
    BANK ONE TRUST COMPANY, N.A.
    1111 Polaris Parkway
    Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
    PFPC INC.
    400 Bellevue Parkway
    Wilmington, Delaware 19809

INDEPENDENT AUDITORS
    KPMG LLP
    757 Third Avenue
    New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2002

[Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders with the sun rising behind them]

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders with the sun rising behind them]

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH
                               SEMI-ANNUAL REPORT

                         "CONSISTENT TAX-FREE DIVIDENDS"

                                                               February 14, 2003

Dear Fellow Shareholder:

      If you happen to have read the January "Thought For The Month," you will remember that it, too, talked about consistent tax-free* dividends. We feel it is important to highlight this concept again since it is the very basis of the Fund.

MEETING THE NEEDS OF SHAREHOLDERS

      You probably won't be surprised to learn that a large percentage of shareholders in Tax-Free Fund For Utah are pre-retirees or retirees who depend on monthly income to meet their living expenses. Thus, Tax-Free Fund For Utah's objective of providing "as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital" is "just what the doctor ordered" for many of our shareholders.

      Since Tax-Free Fund For Utah's inception in July, 1992, shareholders have been the beneficiaries of dividends that have been paid each and every month. And, since we fully recognize that our shareholders depend on this income, we purposefully arrange to have the number of days for each dividend payment fluctuate only slightly from month to month. In this way, we provide you with as consistent a level of income as possible.

      And, since these dividends are not only consistent, but also tax-free, you and our other shareholders get to utilize the full purchasing power of every dollar earned. (As you know, with a taxable investment, 20% or more of each dividend dollar could be eaten away by state and Federal taxes.) For those shareholders who are on a fixed income, these additional dollars which stay in your own pocket - instead of going toward taxes - could prove to be extremely beneficial to you.

STABILITY OF YOUR CAPITAL

      The other significant need of our shareholders that we meet besides providing consistent tax-free dividends, is managing the Fund so that its share price remains relatively stable.** Following is the Class A share price of Tax-Free Fund For Utah for the past three semi-annual report periods. As you will note, the share price of the Fund did fluctuate somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.48, or approximately 5% - a slight variance when compared to other investments you might have made over this same time period.

             December 31, 2002                          $10.07
             December 31, 2001                          $ 9.59
             December 31, 2000                          $ 9.69

PORTFOLIO CHARACTERISTICS

      In order to ensure that Tax-Free Fund For Utah's objective of capital preservation and steady tax-free income is accomplished, the Fund employs very distinct techniques in the construction of the Fund's portfolio.


      To the maximum extent possible, we strive to make certain that there are no "surprises" with any of the securities in the Fund's portfolio. To help limit the degree of uncertainty, our knowledgeable Utah-based portfolio manager constructs the Fund's portfolio with high quality, intermediate maturity and geographic diversification in mind.

      As we have pointed out before, municipal securities have various credit ratings which attempt to measure the safety that the securities represent. With Tax-Free Fund For Utah, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND BAA. We further ensure that, in general, the majority of securities in the Fund's portfolio are within the top TWO credit grades - AAA AND AA. And, we very carefully monitor the quality characteristics of each investment once it is in the portfolio.

      Another technique we use in the construction of the overall portfolio to help keep a stable share price is a laddering of maturity levels with the various municipal securities that we purchase. As you know, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

      Therefore, for Tax-Free Fund For Utah's portfolio, we include both short-term and long-term bonds, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of price volatility.

DIVERSIFICATION OF THE PORTFOLIO

      We also employ diversification in the construction of the Fund's portfolio
- both in terms of project type as well as geographic characteristics. We strive to include in the portfolio securities representing locations throughout Utah and all types of public purpose projects. In this way, we can assure ourselves that no one project or area of the State can have any significant adverse influence upon your investment in the Fund.

APPRECIATION

      With the stock market being so tumultuous over the past several years, we hope that you and our other shareholders are comforted by the fact that Tax-Free Fund For Utah is still meeting its objective - just as it has from day one. Your continued confidence in the Fund through your investment is greatly appreciated. We will continually strive to do what is necessary to merit the confidence you have placed in us.

                                        Sincerely,


/s/  Diana P. Herrmann
----------------------
Diana P. Herrmann
President



/s/  Lacy B. Herrmann
----------------------
Lacy B. Herrmann
Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                            RATING
   FACE                                                                    MOODY'S/
  AMOUNT      GENERAL OBLIGATION BONDS (16.4%)                                S&P            VALUE
----------    --------------------------------------------------------     --------       -----------
              CITY, COUNTY AND STATE (10.5%)
              --------------------------------------------------------
              American Fork City, Utah
$  610,000       5.00%, 12/01/14 FGIC Insured ........................      Aaa/NR        $   642,787
   645,000       5.00%, 12/01/15 FGIC Insured ........................      Aaa/NR            678,863
              Brian Head, Utah
   405,000       6.50%, 03/15/24 .....................................      NR/NR*            458,662
              Brigham City Utah Tax Allocation
   140,000       5.50%, 06/15/11 FSA Insured (pre-refunded) ..........      Aaa/AAA           157,325
              Cedar City, Utah Special Impt. Dist. Assessment
   235,000       5.05%, 09/01/10 .....................................      NR/NR*            238,525
   215,000       5.20%, 09/01/11 .....................................      NR/NR*            218,763
              Clearfield City, Utah
 2,095,000       5.125%, 02/01/18 MBIA Insured .......................      NR/AAA          2,186,656
              Coral Canyon, Utah Spl. Svc. District
   580,000       5.70%, 07/15/18 .....................................      NR/NR*            582,900
              Hurricane, Utah
   295,000       5.40%, 11/01/09 Radian Insured ......................       NR/AA            331,875
              North Davis County Utah Sewer District
 1,330,000       5.375%, 03/01/18 AMBAC Insured ......................      Aaa/NR          1,436,400
   125,000       5.125%, 03/01/22 AMBAC Insured ......................      Aaa/NR            128,750
              St. George, Utah
   100,000       5.375%, 08/01/21 FGIC Insured .......................      Aaa/AAA           105,625
              Salt Lake City, Utah
   120,000       5.75%, 06/15/17 (pre-refunded) ......................      Aaa/NR            140,550
              Washington County
 1,000,000       5.00%, 10/01/22 MBIA Insd ...........................      Aaa/NR          1,021,250
                                                                                          -----------
                                                                                            8,328,931
                                                                                          -----------
              SCHOOL DISTRICT (5.9%)
              --------------------------------------------------------
              Alpine Utah School District
 1,000,000       5.25%, 03/15/12 .....................................      Aaa/NR          1,106,250
   375,000       5.00%, 03/15/12 .....................................      Aaa/NR            412,031
              Davis County, Utah School District
   575,000       5.00%, 06/01/15 .....................................      Aaa/NR            615,250
   250,000       5.10%, 06/01/16 .....................................      Aaa/NR            270,000
   675,000       5.15%, 06/01/17 .....................................      Aaa/NR            724,781
              Nebo, Utah School District
   440,000       5.50%, 07/01/11 .....................................      Aaa/AAA           495,550
              Rich County, Utah School, School District



$  120,000       5.50%, 12/15/09 .....................................      NR/NR*        $   127,500
   100,000       5.60%, 12/15/10 .....................................      NR/NR*            104,125
              Weber County, Utah School District
   750,000       5.00%, 06/15/18 .....................................      Aaa/NR            783,750
                                                                                          -----------
                                                                                            4,639,237
                                                                                          -----------
                 Total General Obligation Bonds ......................                     12,968,168
                                                                                          -----------
              REVENUE BONDS (80.0%)
              --------------------------------------------------------

              EDUCATION (12.5%)
              --------------------------------------------------------
              Salt Lake County, Utah Westminster College Project
   115,000       5.05%, 10/01/10 .....................................      NR/BBB            123,769
 1,000,000       5.75%, 10/01/27 .....................................      NR/BBB          1,027,500
              Southern Utah University Revenue
   375,000       6.30%, 06/01/16 .....................................      NR/NR*            396,094
              University of Utah Revenue Refunding, (Biology
                 Research Facilities),
   200,000       5.50%, 04/01/11 MBIA Insured ........................      Aaa/AAA           215,000
              Utah State Board Regents Univ. Utah-Aux. &
                 Campus Rev ..........................................
   895,000       5.25%, 04/01/12 MBIA Insured ........................      Aaa/AAA           973,312
 1,000,000       5.00%, 04/01/20 MBIA Insured ........................      Aaa/AAA         1,023,750
              Utah State Board Regents Dixie St. College
   115,000       5.50%, 05/01/13 MBIA Insured ........................      NR/AAA            130,094
   120,000       5.50%, 05/01/14 MBIA Insured ........................      NR/AAA            134,550
   130,000       5.50%, 05/01/15 MBIA Insured ........................      NR/AAA            145,438
   400,000       5.10%, 05/01/21 MBIA Insured ........................      NR/AAA            414,000
              Utah State Board Regents Office Fac. Revenue
   450,000       5.05%, 02/01/20 MBIA Insured ........................      NR/AAA            466,312
   360,000       5.125%, 02/01/22 MBIA Insured .......................      NR/AAA            370,800
              Utah State Board Regents SLC Cmty. College
 1,260,000       5.50%, 06/01/16 FSA Insured .........................      NR/AAA          1,387,575
              Utah State Board Regents Univ. Utah Hosp. Rev ..........
 2,030,000       5.50%, 08/01/17 MBIA Insured ........................      Aaa/AAA         2,222,850
              Weber St. University Utah Rev. Student Facs. Sys .......
                 Series A
   300,000       5.10%, 04/01/16 .....................................       NR/AA            319,500
   425,000       5.25%, 04/01/19 .....................................       NR/AA            452,094
                                                                                          -----------
                                                                                            9,802,638


                                                                                    -----------
              HEALTH (3.9%)
              --------------------------------------------------------
              Murray City Utah Hospital Revenue
$  570,000       5.00%, 05/15/22 MBIA Insured ........................      Aaa/AAA       $   578,550
              Salt Lake County Utah Hospital Revenue - IHC
                 Hospitals, Inc. .....................................
   500,000       5.50%, 05/15/13 AMBAC Insured .......................      Aaa/AAA           560,000
              Utah County, Utah Hospital Revenue, IHC
                 Health Services
 1,500,000       5.25%, 08/15/21 MBIA Insured ........................      Aaa/AAA         1,563,750
   375,000       5.25%, 08/15/26 MBIA Insured ........................      Aaa/AAA           385,313
                                                                                          -----------
                                                                                            3,087,613
                                                                                          -----------
              HOUSING (7.9%)
              --------------------------------------------------------
              Provo City Utah Housing Authority
   500,000       5.80%, 07/20/22 GNMA Collateralized .................      Aaa/NR            520,625
              Utah Housing Corporation Single Family Housing
   145,000       5.25%, 07/01/23 .....................................      Aa2/AA            146,088
              Utah State Housing Finance Agency
   160,000       5.00%, 07/01/09 Series F ............................      Aaa/AAA           168,400
   260,000       6.35%, 07/01/12 AMBAC Insured AMT ...................      Aaa/AAA           267,475
    45,000       6.15%, 07/01/16 Senior Issue A-1 ....................      Aaa/AAA            46,744
   350,000       5.30%, 07/01/18 AMT .................................      Aaa/AAA           356,125
   205,000       5.00%, 07/01/18 AMT .................................      Aaa/AAA           207,050
   845,000       5.40,%, 07/01/20 AMT ................................      Aa2/AA            852,394
    60,000       7.25%, 07/01/11 Mezzanine Series G-1 ................      Aa2/AA             62,250
    90,000       6.60%, 07/01/11 Series E-1 ..........................       NR/AA             93,600
    80,000       6.35%, 07/01/11 Series 1994C ........................      Aa2/NR             82,900
   855,000       5.65%, 07/01/16 Series 1994C ........................      Aaa/AAA           889,200
   200,000       5.40%, 07/01/16 AMT .................................      Aa2/AA            206,000
   440,000       6.00%, 07/01/17 AMT .................................      Aaa/AAA           455,400
 1,000,000       5.50%, 07/01/18 AMT .................................      Aa3/AA-         1,030,000
   470,000       5.60%, 07/01/23 AMT .................................      Aa2/AA            480,575
              West Jordan, Utah Multi-Family Housing
   360,000       6.80%, 01/01/15 FSA Insured .........................      Aaa/AAA           373,950
                                                                                          -----------
                                                                                            6,238,776
                                                                                          -----------
              INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.9%)
              --------------------------------------------------------
              Sandy City, Utah Industrial Development, H Shirley
                 Wright Project, Refunding Bonds, LOC
                 Olympus Bank,
   250,000       6.125%, 08/01/16 ....................................      NR/AAA            258,272
              Utah County Environmental Improvement Revenue



$  435,000       5.05%, 11/01/17 .....................................     Baa1/BBB+      $   431,738
                                                                                          -----------
                                                                                              690,010
                                                                                          -----------
              LEASE (17.5%)
              --------------------------------------------------------
              Emery County Utah Municipal Building Authority Lease
   840,000       5.125, 03/01/23 Radian Insured ......................       NR/AA            851,550
              Lehi, Utah Municipal Building Lease Revenue,
                 Building Revenue
 1,020,000       5.50%, 06/15/15 AMBAC Insured .......................      Aaa/NR          1,119,450
              Murray City, Utah Municipal Building Revenue
   270,000       5.05%, 12/01/15 AMBAC Insured .......................      Aaa/NR            289,575
              Salt Lake County, Utah Municipal Building Authority,
                 Lease Revenue
   400,000       5.00%, 10/01/11 MBIA Insured ........................      Aaa/AAA           430,500
 1,120,000       6.00%, 10/15/14 .....................................      Aa1/AA          1,178,094
   320,000       5.40%, 10/15/19 AMBAC Insured .......................      Aaa/AAA           340,800
 3,900,000       5.20%, 10/15/20 AMBAC Insured .......................      Aaa/AAA         4,070,625
              Sandy City, Utah Muni. Bldg. Auth ......................
   700,000       5.60%, 06/15/15 AMBAC Insured .......................      Aaa/NR            782,250
              Tooele City Utah Muni Building Lease Rev
   250,000       5.60%, 12/01/15 AMBAC Insured .......................      Aaa/AAA           281,562
              Utah County, Utah Municipal Building Authority,
                 Lease Revenue
   120,000       5.50%, 11/01/16 AMBAC Insured .......................      Aaa/NR            132,600
   240,000       5.50%, 11/01/17 AMBAC Insured .......................      Aaa/NR            263,400
              Utah State Building Ownership Authority
 1,300,000       5.25%, 05/15/20 FSA Insured .........................      Aaa/AAA         1,358,500
              Washington Co. - St. George, Utah Interlocal
                 Agency Revenue
 1,000,000       5.125%, 12/01/17 AMBAC Insured ......................      NR/AAA          1,055,000
              Weber County, Utah Municipal Building Lease Revenue
 1,500,000       5.75%, 12/15/19 MBIA Insured ........................      Aaa/AAA         1,666,875
                                                                                          -----------
                                                                                           13,820,781
                                                                                          -----------
              TAX REVENUE (14.0%)
              --------------------------------------------------------
              Brian Head, Utah Spl. Svc. Impt. Dist. Revenue
   500,000       5.35%, 11/01/12 .....................................      NR/NR*            505,625
              Cache County Utah Sales Tax Revenue
   500,000       5.00%, 12/15/14 FGIC Insured ........................      Aaa/AAA           544,375
   830,000       5.00%, 12/15/19 FGIC Insured ........................      Aaa/AAA           869,425
              Jordanelle, Utah Spl. Svc. Improvement District





$  435,000       8.00%, 10/01/11 .....................................      NR/NR*        $   452,400
              Pleasant Grove City Utah Sales Tax Revenue
   410,000       5.25%, 12/01/17 MBIA Insured ........................      NR/Aaa            443,825
              Salt Lake City, Utah Sales Tax Revenue
   490,000       5.25%, 02/01/12 .....................................      NR/AAA            551,250
   265,000       5.25%, 02/01/13 .....................................      NR/AAA            294,150
 1,320,000       5.25%, 02/01/15 .....................................      NR/AAA          1,447,050
   100,000       5.25%, 02/01/17 .....................................      NR/AAA            108,750
              Sandy City Utah Sales Tax Revenue
   520,000       5.00%, 09/15/18 AMBAC Insured .......................      NR/AAA            546,650
   605,000       5.00%, 09/15/20 AMBAC Insured .......................      NR/AAA            626,175
              South Jordan, Utah Sales Tax
   570,000       5.00%, 08/15/15 AMBAC Insured .......................      NR/AAA            608,475
              South Jordan Utah Special Assignment
 1,000,000       6.875%, 11/01/17 ....................................      NR/NR*          1,007,500
              Wasatch County Utah Sales Tax Revenue
   205,000       5.00%, 12/01/16 AMBAC Insured .......................      NR/AAA            218,581
   210,000       5.00%, 12/01/17 AMBAC Insured .......................      NR/AAA            222,338
   225,000       5.00%, 12/01/18 AMBAC Insured .......................      NR/AAA            236,531
              West Valley City, Utah Sales Tax Revenue
   800,000       5.50%, 07/15/17 MBIA Insured ........................      Aaa/AAA           876,000
 1,400,000       6.00%, 03/01/24 .....................................       NR/A-          1,471,750
                                                                                          -----------
                                                                                           11,030,850
                                                                                          -----------
              TRANSPORTATION (3.7%)
              --------------------------------------------------------
              Salt Lake City, Utah Airport Revenue Series B
   875,000       5.875%, 12/01/12 FGIC Insured .......................      Aaa/AAA           923,011
   370,000       5.875%, 12/01/18 FGIC Insured .......................      Aaa/AAA           387,242
              Utah Transit Auth Sales Tax & Trans. Rev ...............
 1,000,000       5.40%, 12/15/16 FSA Insured .........................      NR/AAA          1,073,750
   500,000       5.00%, 06/15/23 FSA Insured .........................      Aaa/AAA           508,750
                                                                                          -----------
                                                                                            2,892,753
                                                                                          -----------
              UTILITY (8.6%)
              --------------------------------------------------------
              Intermountain Power Agency Utilities Light & Power
                 Service, Utah
   520,000       5.00%, 07/01/12 MBIA Insured ........................      Aaa/AAA           528,450
 1,470,000       5.25%, 07/01/15 MBIA Insured ........................      Aaa/AAA         1,585,763
    90,000       5.00%, 07/01/16 .....................................       A1/A+             94,162
   670,000       5.00%, 07/01/21 MBIA Insured ........................      Aaa/AAA           681,725
              Manti City, Utah Electric System Rev




$  603,000       5.75%, 02/01/17 .....................................      NR/NR*        $   603,000
              Murray City, Utah Utility Electric Revenue
   400,000       5.625%, 06/01/18 AMBAC Insured ......................      Aaa/NR            436,500
              Salem, Utah Electric Revenue
   125,000       5.30%, 11/01/07 .....................................      NR/NR*            136,875
   130,000       5.35%, 11/01/08 .....................................      NR/NR*            142,675
   140,000       5.40%, 11/01/09 .....................................      NR/NR*            153,300
              Southern Utah Valley Power System Revenue
   210,000       5.25%, 09/15/13 MBIA Insured ........................      NR/AAA            234,412
   225,000       5.25%, 09/15/14 MBIA Insured ........................      NR/AAA            248,625
   235,000       5.25%, 09/15/15 MBIA Insured ........................      NR/AAA            257,913
   185,000       5.125%, 09/15/21 MBIA Insured .......................      NR/AAA            191,937
              Springville, Utah Electric Revenue
   550,000       5.60%, 03/01/09 .....................................      Baa1/NR           607,750
              Utah Association Municipal Power Systems Revenue
   790,000       5.25%, 12/01/09 .....................................       NR/A             884,800
                                                                                          -----------
                                                                                            6,787,887
                                                                                          -----------
              WATER AND SEWER (11.0%)
              --------------------------------------------------------
              Ashley Valley, Utah
   385,000       9.50%, 01/01/08 AMBAC Insured .......................      Aaa/AAA           446,600
              Eagle Mountain, Utah Water and Sewer
   750,000       5.80%, 11/15/16 ACA Insured .........................       NR/A             811,875
              Granger and Hunter Utah Imp. Dist. Wtr. & Swr ..........
   250,000       5.00%, 03/01/18 FSA Insured .........................      Aaa/NR            259,687
              Riverton, Utah Water Revenue
   100,000       5.35%, 09/01/15 FGIC Insured ........................      Aaa/NR            108,625
              St. George, Utah Water Revenue
   300,000       5.375%, 06/01/16 AMBAC Insured ......................      Aaa/AAA           304,461
              Salt Lake City, Utah Metropolitan Water Revenue
 1,200,000       5.375%, 07/01/24 AMBAC Insured (pre-refunded) .......      Aaa/AAA         1,377,000
   125,000       5.375%, 07/01/29 AMBAC Insured (pre-refunded) .......      Aaa/AAA           143,438
              Salt Lake City, Utah Water And Sewer Revenue
   500,000       5.75%, 02/01/13 AMBAC Insured .......................      Aaa/AAA           536,250
              Spanish Fork City Utah Water Revenue
   250,000       5.50%, 06/01/17 FSA Insured .........................      Aaa/NR            275,625
              Utah Water Finance Agency Revenue



$  100,000       5.00%, 06/01/14 MBIA Insured ........................      Aaa/AAA       $   105,875
   910,000       5.50%, 10/01/14 AMBAC Insured .......................      Aaa/AAA           993,037
   200,000       5.25%, 07/01/16 AMBAC Insured .......................      Aaa/NR            217,500
   310,000       5.00%, 10/01/17 AMBAC Insured .......................      Aaa/NR            327,825
   500,000       5.25%, 10/01/18 AMBAC Insured .......................      Aaa/NR            543,750
   240,000       5.30%, 10/01/23 MBIA Insured ........................      Aaa/AAA           253,200
   450,000       5.40%, 10/01/24 AMBAC Insured .......................      Aaa/AAA           467,438
   250,000       5.50%, 10/01/29 AMBAC Insured .......................      Aaa/AAA           261,250
              Weber-Box Elder, Utah Conservation District
                 Water Revenue
   200,000       6.45%, 11/01/14 (pre-refunded) ......................      Baa3/NR           242,250
   200,000       6.50%, 11/01/19 (pre-refunded) ......................      Baa3/NR           242,750
   335,000       6.90%, 11/01/20 (pre-refunded) ......................      Baa3/NR           415,819
              White City, Utah Water Improvement
   300,000       5.90%, 02/01/22 AMBAC Insured .......................      Aaa/AAA           324,750
                                                                                          -----------
                                                                                            8,659,005
                                                                                          -----------
                 Total Revenue Bonds .................................                     63,010,313
                                                                                          -----------

                    Total Investments (cost $72,645,154**) ...........        96.4%        75,978,481
                    Other assets less liabilities ....................         3.6          2,822,612
                                                                             ------       -----------
                    Net Assets .......................................       100.0%       $78,801,093
                                                                             ======       ===========

* Any security not rated must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

**    See notes 2f and 4.

                            PORTFOLIO ABBREVIATIONS:

                 ACA    - ACA Financial Guaranty Corp.
                 AMBAC  - American Municipal Bond Assurance Corp.
                 AMT    - Alternative Minimum Tax
                 FGIC   - Financial Guaranty Insurance Co.
                 FSA    - Financial Security Assurance
                 MBIA   - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.


                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002 (UNAUDITED)

ASSETS
      Investments at value (cost $72,645,154) ..................................................     $ 75,978,481
      Cash .....................................................................................          537,288
      Receivable for investment securities sold ................................................        1,210,000
      Interest receivable ......................................................................        1,090,530
      Receivable for Fund shares sold ..........................................................          206,705
      Due from Manager for reimbursement of expenses (note 3) ..................................            8,410
      Other Assets .............................................................................               16
                                                                                                     ------------
      Total assets .............................................................................       79,031,430
                                                                                                     ------------
LIABILITIES
      Dividends payable ........................................................................           87,873
      Payable for Fund shares redeemed .........................................................           60,425
      Distribution fees payable ................................................................           52,714
      Accrued expenses .........................................................................           29,325
                                                                                                     ------------
      Total liabilities ........................................................................          230,337
                                                                                                     ------------
NET ASSETS .....................................................................................     $ 78,801,093
                                                                                                     ============
      Net Assets consist of:
      Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .......     $     78,242
      Additional paid-in capital ...............................................................       78,201,107
      Net unrealized appreciation on investments (note 4) ......................................        3,333,327
      Accumulated net realized loss on investments .............................................       (2,701,035)
      Distributions in excess of net investment income .........................................         (110,548)
                                                                                                     ------------
                                                                                                     $ 78,801,093
                                                                                                     ============
CLASS A
      Net Assets ...............................................................................     $ 69,278,279
                                                                                                     ============
      Capital shares outstanding ...............................................................        6,878,322
                                                                                                     ============
      Net asset value and redemption price per share ...........................................     $      10.07
                                                                                                     ============
      Offering price per share (100/96 of $10.07 adjusted to nearest cent) .....................     $      10.49
                                                                                                     ============
CLASS C
      Net Assets ...............................................................................     $  9,400,851
                                                                                                     ============
      Capital shares outstanding ...............................................................          933,853
                                                                                                     ============
      Net asset value and offering price per share .............................................     $      10.07
                                                                                                     ============
      Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
           during the first 12 months after purchase) ..........................................     $      10.07*
                                                                                                     ============
CLASS Y
      Net Assets ...............................................................................     $    121,963
                                                                                                     ============
      Capital shares outstanding ...............................................................           12,062
                                                                                                     ============
      Net asset value, offering and redemption price per share .................................     $      10.11
                                                                                                     ============

                 See accompanying notes to financial statements.


                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:
      Interest income .......................................                      $ 1,742,691

Expenses:
   Management fee (note 3) ..................................     $   180,057
   Distribution and service fees (note 3) ...................         105,758
   Legal fees ...............................................          30,915
   Trustees' fees and expenses (note 8) .....................          18,418
   Shareholders' reports and proxy statements ...............          17,966
   Transfer and shareholder servicing agent fees ............          13,957
   Audit and accounting fees ................................          10,720
   Fund accounting fee ......................................           7,800
   Custodian fees ...........................................           4,543
   Registration fees and dues ...............................           3,080
   Miscellaneous ............................................          12,196
                                                                  -----------
   Total expenses ...........................................         405,410

   Management fee waived (note 3) ...........................        (180,057)
   Reimbursement of expenses by Manager (note 3) ............         (38,894)
   Expenses paid indirectly (note 6) ........................          (2,489)
                                                                  -----------
   Net expenses .............................................                          183,970
                                                                                   -----------
   Net investment income ....................................                        1,558,721

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions ....         (30,277)
   Change in unrealized appreciation on investments .........       1,583,718
                                                                  -----------

   Net realized and unrealized gain (loss) on investments ...                        1,553,441
                                                                                   -----------
Net increase in net assets resulting from operations ........                      $ 3,112,162
                                                                                   ===========

                 See accompanying notes to financial statements.


                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                          DECEMBER 31, 2002    YEAR ENDED
                                                                             (UNAUDITED)      JUNE 30, 2002
                                                                          -----------------   -------------
OPERATIONS:
    Net investment income .............................................     $  1,558,721      $  2,396,879
    Net realized gain (loss) from securities transactions .............          (30,277)          204,218
    Change in unrealized appreciation on investments ..................        1,583,718           869,002
                                                                            ------------      ------------
       Change in net assets from operations ...........................        3,112,162         3,470,099
                                                                            ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income .............................................       (1,471,278)       (2,313,148)

    Class C Shares:
    Net investment income .............................................         (156,873)         (179,895)

    Class Y Shares:
    Net investment income .............................................           (1,001)           (1,405)
                                                                            ------------      ------------
       Change in net assets from distributions ........................       (1,629,152)       (2,494,448)
                                                                            ------------      ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold .........................................       16,622,338        33,014,783
    Reinvested dividends and distributions ............................          862,223         1,280,612
    Cost of shares redeemed ...........................................       (2,847,145)       (8,790,503)
                                                                            ------------      ------------
       Change in net assets from capital share transactions ...........       14,637,416        25,504,892
                                                                            ------------      ------------

       Change in net assets ...........................................       16,120,426        26,480,543

NET ASSETS:
    Beginning of period ...............................................       62,680,667        36,200,124
                                                                            ------------      ------------

    End of period* ....................................................     $ 78,801,093      $ 62,680,667
                                                                            ============      ============

    * Includes distributions in excess of net investment income of: ...     $   (110,548)     $    (40,117)
                                                                            ============      ============

                 See accompanying notes to financial statements.


                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective July 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. The Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $14,470 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended December 31, 2002, the new accounting pronouncement did not have a material impact on the financial highlights of the Fund.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Investment Adviser for the Fund under an Advisory and Administration Agreement with the Fund since August 1, 2001. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.


      For the six months ended December 31, 2002, the Fund incurred management fees of $180,057 all of which was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $38,894. Of this amount, $30,484 was paid prior to December 31, 2002 and the balance of $8,410 was paid in early January 2002.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2002 service fees on Class A Shares amounted to $63,536, of which the Distributor received $2,705.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% average of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2002, amounted to $31,667. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2002 amounted to $10,555. The total of these payments with respect to Class C Shares amounted to $42,222, of which the Distributor received $5,033.


      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2002, total commissions on sales of Class AShares amounted to $163,058, of which the Distributor received $13,688.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2002, the Fund incurred $30,765 of legal fees allocable to Hollyer Brady Smith & Hines LLP counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2002, purchases of securities and proceeds from the sales of securities aggregated $16,776,001 and $3,838,570, respectively.

      At December 31, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $72,626,081 amounted to $3,392,630 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $40,230, for a net unrealized appreciation of $3,352,400.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At December 31, 2002, the Fund had 100% of its net assets invested in State of Utah municipal issues.


6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                             SIX MONTHS ENDED                       YEAR ENDED
                                       DECEMBER 31, 2002 (UNAUDITED)              JUNE 30, 2002
                                       -----------------------------      -----------------------------
                                         SHARES            AMOUNT           SHARES            AMOUNT
                                       ----------       -----------       ----------       ------------
CLASS A SHARES:
   Proceeds from shares sold ....       1,386,462        13,884,048        2,863,782       $ 27,941,204
   Reinvested distributions .....          77,942           778,916          121,762          1,185,746
   Cost of shares redeemed ......        (264,883)       (2,662,887)        (863,821)        (8,393,387)
                                       ----------       -----------       ----------       ------------
      Net change ................       1,199,521        12,000,077        2,121,723         20,733,563
                                       ----------       -----------       ----------       ------------

CLASS C SHARES:
   Proceeds from shares sold ....         262,880         2,632,987          516,778          5,048,579
   Reinvested distributions .....           8,340            83,307            9,685             94,203
   Cost of shares redeemed ......         (17,035)         (169,333)         (41,134)          (396,459)
                                       ----------       -----------       ----------       ------------
      Net change ................         254,185         2,546,961          485,329          4,746,323
                                       ----------       -----------       ----------       ------------

CLASS Y SHARES:
   Proceeds from shares sold ....          10,478           105,303            2,567             25,253
   Reinvested distributions .....              --                --               55                410
   Cost of shares redeemed ......          (1,500)          (14,925)             (67)              (657)
                                       ----------       -----------       ----------       ------------
      Net change ................           8,978            90,378            2,555             25,006
                                       ----------       -----------       ----------       ------------
Total transactions in Fund
   shares .......................       1,462,684        14,637,416        2,609,607       $ 25,504,892
                                       ==========       ===========       ==========       ============


8. TRUSTEES' FEES AND EXPENSES

      During the prior fiscal year ended June 30, 2002 there were six trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Trustee's fees paid during the year were at the annual rate of $3,400 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended June 30, 2002 such reimbursements averaged approximately $3,000 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      At June 30, 2002, the Fund had a capital loss carryover of $2,670,713 of which $211,315 expires on June 30, 2008 and $2,459,398 expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              Class A
                                                                 -------------------------------------------------------------
                                                                  Six Months
                                                                    Ended                     Year Ended June 30,
                                                                   12/31/02     ----------------------------------------------
                                                                 (unaudited)     2002      2001      2000      1999      1998
                                                                 -----------    ------    ------    ------    ------    ------
Net asset value, beginning of period .........................      $9.85        $9.65     $9.35    $ 9.88    $10.24     $9.94
                                                                   ------       ------    ------    ------    ------    ------
Income (loss) from investment operations:
   Net investment income + ...................................      0.22         0.46      0.48      0.48      0.49      0.52
   Net gain (loss) on securities (both realized
      and unrealized) ........................................      0.23         0.22      0.32     (0.44)    (0.36)     0.30
                                                                   ------       ------    ------    ------    ------    ------
   Total from investment operations ..........................      0.45         0.68      0.80      0.04      0.13      0.82
                                                                   ------       ------    ------    ------    ------    ------
Less distributions (note 10):
   Dividends from net investment income ......................     (0.23)       (0.48)    (0.50)    (0.51)    (0.49)    (0.52)
   Distributions from capital gains ..........................       -            -         -       (0.06)      -         -
                                                                   ------       ------    ------    ------    ------    ------
   Total distributions .......................................     (0.23)       (0.48)    (0.50)    (0.57)    (0.49)    (0.52)
                                                                   ------       ------    ------    ------    ------    ------
Net asset value, end of period ...............................     $10.07        $9.85     $9.65     $9.35     $9.88    $10.24
                                                                   ======       ======    ======    ======    ======    ======

Total return (not reflecting sales charge) ...................     4.65%++       7.22%     8.72%     0.57%     1.19%     8.41%

Ratios/supplemental data
   Net assets, end of period (in thousands) ..................    $69,278      $55,957   $34,321   $34,171   $47,251   $29,013
   Ratio of expenses to average net assets ...................     0.41%*        0.46%     0.48%     0.42%     0.45%     0.34%
   Ratio of net investment income to average
      net assets .............................................     4.44%*        4.65%     4.95%     5.06%     4.57%     5.06%
   Portfolio turnover rate ...................................     5.51%++      27.42%    44.17%    48.99%    87.49%    11.31%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...................     1.03%*        1.00%     1.11%     1.11%     1.04%     1.30%
   Ratio of net investment income to average
      net assets .............................................     3.81%*        4.11%     4.32%     4.37%     3.98%     4.10%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...................     0.41%*        0.40%     0.39%     0.39%     0.38%     0.33%

----------
Note: Effective  July 16,  1998,  Zions  First  National  Bank became the Fund's
      Investment Sub-Adviser replacing First Security Investment Management, Inc. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser.
+ Per share amounts have been calculated using the monthly average shares method.
++  Not annualized
*   Annualized

                 See accompanying notes to financial statements.

                                   TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Class C
                                                     -----------------------------------------------------------------
                                                     Six Months
                                                        Ended                       Year Ended June 30,
                                                      12/31/02      --------------------------------------------------
                                                     (unaudited)     2002       2001       2000       1999       1998
                                                     -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period .............      $9.85        $9.64      $9.35      $9.87     $10.23      $9.94
                                                       ------       ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income + .......................      0.18         0.37       0.38       0.38       0.38       0.41
   Net gain (loss) on securities (both
      realized and unrealized) ...................      0.23         0.23       0.31      (0.42)     (0.35)      0.29
                                                       ------       ------     ------     ------     ------     ------
Total from investment operations .................      0.41         0.60       0.69      (0.04)      0.03       0.70
                                                       ------       ------     ------     ------     ------     ------
Less distributions (note 10):
   Dividends from net investment income ..........     (0.19)       (0.39)     (0.40)     (0.42)     (0.39)     (0.41)
   Distributions from capital gains ..............       -            -          -        (0.06)       -          -
                                                       ------       ------     ------     ------     ------     ------
   Total distributions ...........................     (0.19)       (0.39)     (0.40)     (0.48)     (0.39)     (0.41)
                                                       ------       ------     ------     ------     ------     ------
Net asset value, end of period ...................     $10.07       $ 9.85     $ 9.64     $ 9.35     $ 9.87     $10.23
                                                       ======       ======     ======     ======     ======     ======

Total return (not reflecting sales charge) .......     4.17%++       6.36%      7.52%     (0.33)%     0.18%      7.20%

Ratios/supplemental data
   Net assets, end of period (in thousands) ......     $9,401       $6,694     $1,874     $1,036     $1,667     $1,476
   Ratio of expenses to average net assets .......     1.32%*        1.34%      1.47%      1.43%      1.45%      1.36%
   Ratio of net investment income to
      average net assets .........................     3.52%*        3.72%      3.93%      4.07%      3.57%      3.94%
   Portfolio turnover rate .......................     5.51%++      27.42%     44.17%     48.99%     87.49%     11.31%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......       1.82%*       1.78%      1.89%      1.91%      1.85%      2.08%
   Ratio of net investment income to
      average net assets .........................       3.00%*       3.28%      3.51%      3.58%      3.17%      3.22%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......       1.31%*       1.28%      1.39%      1.39%      1.37%      1.35%

                                                                                   Class Y
                                                     -----------------------------------------------------------------
                                                     Six Months
                                                        Ended                       Year Ended June 30,
                                                      12/31/02      --------------------------------------------------
                                                     (unaudited)     2002       2001       2000       1999       1998
                                                     -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period .............     $9.89         $9.68      $9.36      $9.88     $10.24      $9.94
                                                       ------       ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income + .......................      0.20         0.50       0.49       0.45       0.45       0.53
   Net gain (loss) on securities (both
      realized and unrealized) ...................      0.26         0.20       0.34      (0.38)     (0.32)      0.30
                                                       ------       ------     ------     ------     ------     ------
Total from investment operations .................      0.46         0.70       0.83       0.07       0.13       0.83
                                                       ------       ------     ------     ------     ------     ------
Less distributions (note 10):
   Dividends from net investment income ..........     (0.24)       (0.49)     (0.51)     (0.53)     (0.49)     (0.53)
   Distributions from capital gains ..............       -            -          -        (0.06)       -          -
                                                       ------       ------     ------     ------     ------     ------
   Total distributions ...........................     (0.24)       (0.49)     (0.51)     (0.59)     (0.49)     (0.53)
                                                       ------       ------     ------     ------     ------     ------
Net asset value, end of period ...................     $10.11        $9.89      $9.68      $9.36      $9.88     $10.24
                                                       ======       ======     ======     ======     ======     ======
Total return (not reflecting sales charge) .......     4.69%++       7.41%      9.05%      0.86%      1.19%      8.52%
Ratios/supplemental data
   Net assets, end of period (in thousands) ......      $122          $30        $5        $0.1        $5       $1,988
   Ratio of expenses to average net assets .......     0.31%*        0.36%      0.42%      0.42%      0.43%      0.37%
   Ratio of net investment income to
      average net assets .........................     4.52%*        4.75%      4.83%      4.88%      4.45%      5.02%
   Portfolio turnover rate .......................     5.51%++      27.42%     44.17%     48.99%     87.49%     11.31%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......     0.83%*        0.80%      0.64%      0.86%      0.96%      1.10%
   Ratio of net investment income to
      average net assets .........................     3.99%*        4.31%      4.62%      4.43%      3.92%      4.29%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......     0.30%*        0.30%      0.36%      0.39%      0.34%      0.36%

----------
Note: Effective  July 16,  1998,  Zions  First  National  Bank became the Fund's
      Investment Sub-Adviser replacing First Security Investment Management, Inc. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser.
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized
*     Annualized

                 See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund for Utah (the "Fund") was held on September 27, 2002. The holders of shares representing 87% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

      Number of Votes:

      TRUSTEE                           FOR                            WITHHELD
      -------                           ---                            --------

      Lacy B. Herrmann                  4,660,186                      856,685
      Gary C. Cornia                    5,490,774                        26,097
      William L. Ensign                 5,490,774                        26,097
      Diana P. Herrmann                 4,656,584                       860,287
      Anne J. Mills                     5,490,774                        26,097

2. To ratify the selection of KPMG LLP as the Fund's independent auditors.

      Number of Votes:

      FOR                               AGAINST                        ABSTAIN
      ---                               -------                        -------

      5,481,576                         26,524                         8,771

                    RESULTS OF ADJOURNED SESSION (UNAUDITED)

The adjourned Annual Meeting of Shareholders of Tax-Free Fund for Utah (the "Fund") was held on October 31, 2002. The holders of shares representing 87% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

2. Approval of a new revised and amended Investment Advisory and Administration Agreement for the Fund.

      Number of Votes:

      FOR                               AGAINST                        ABSTAIN
      ---                               -------                        -------

      3,220,980                         27,086                         2,310,105